Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings.
Borrowings

C5     Borrowings

Although initially recognised at fair value (net of transaction costs), borrowings are subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds (net of related issue costs) is amortised through the income statement to the date of maturity or, for hybrid debt, over the expected life of the instrument.

C5.1  Core structural borrowings of shareholder-financed businesses

	31 Dec 2024 $m	31 Dec 2023 $m
Subordinated debt
US$750m 4.875% notes	750	750
£435m 6.125% notes 2031	542	551
US$1,000m 2.95% notes 2033	997	996
Senior debt
£250m 5.875% notes 2029	299	301
US$1,000m 3.125% notes 2030	990	988
US$350m 3.625% notes 2032	347	347
Total core structural borrowings of shareholder-financed businesses	3,925	3,933

The senior debt ranks above subordinated debt in the event of liquidation.

C5.2  Operational borrowings

	31 Dec 2024 $m	31 Dec 2023 $m
Borrowings in respect of short-term fixed income securities programmes (commercial paper)	527	699
Lease liabilities under IFRS 16	257	234
Other borrowings	13	8
Total operational borrowings	797	941